SALES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Sales By Product Line [Line Items]
Total	$ 9,718,308	$ 321,070	$ 17,397,974	$ 978,550
Dried Cannabis
Disclosure Of Sales By Product Line [Line Items]
Total	7,855,117	132,511	12,920,014	421,170
Cannabis Oils
Disclosure Of Sales By Product Line [Line Items]
Total	1,781,368	185,183	4,296,069	540,363
Other
Disclosure Of Sales By Product Line [Line Items]
Total	$ 81,823	$ 3,376	$ 181,891	$ 17,017